Investment properties - Sensitivity Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exit cap rate
Disclosure of detailed information about investment property [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 24,833,471	$ 24,274,027	$ 14,622,874
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	24,833,471	24,274,027	14,622,874
Discount rate
Disclosure of detailed information about investment property [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	25,561,773	25,108,166	15,652,178
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	25,561,773	25,108,166	15,652,178
Exit cap rate and Discount rate
Disclosure of detailed information about investment property [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	49,910,035	49,480,971	36,530,020
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 49,910,035	$ 49,480,971	$ 36,530,020